Board of Management and Supervisory Board remuneration	12 Months Ended
Dec. 31, 2012
Board of Management and Supervisory Board remuneration [Abstract]
Board of Management and Supervisory Board remuneration

21. Board of Management and Supervisory Board remuneration

The remuneration of the members of the Board of Management is determined by the Supervisory Board on the advice of the Remuneration Committee. The 2010 Remuneration Policy, as adopted by the General Meeting of Shareholders on March 24, 2010, was not changed in 2012.

The 2010 Remuneration Policy enables ASML to continue to attract, reward and retain qualified and experienced industry professionals in an international labor market. The remuneration structure and levels are assessed against a reference market by benchmarking. The total remuneration in 2012 consists of base salary, short-term performance incentives (in cash), long-term performance incentives (in shares) and other benefits.

Total direct compensation, pension and other benefits

The remuneration of the members of the Board of Management in 2012, 2011 and 2010 was as follows:

		Fixed	Short-term (variable)		Long-term (variable)		Total Remuneration	Other
	Year	Base salary EUR	STI (Cash)[1] EUR	Option awards[2] EUR	LTI (share awards)[3] EUR		Total[7] EUR	Pension[8] EUR	Compensation Pension Premium[9] EUR	Other benefits and expense reimbursement[10] EUR
E. Meurice	2012	818,000	613,500	-	2,079,601	[4]	3,511,101	167,427	-	127,116
	2011	787,000	586,709	-	1,413,218	[5]	2,786,927	140,113	88,050	136,765
	2010	757,000	566,236	42,648	935,617	[6]	2,301,501	136,697	-	132,630
P.T.F.M.	2012	508,000	304,800	-	1,289,415	[4]	2,102,215	79,190	-	46,275
Wennink	2011	488,000	291,043	-	875,493	[5]	1,654,536	85,994	94,455	44,669
	2010	469,000	280,650	26,401	579,321	[6]	1,355,372	84,229	-	43,627
M.A. van den	2012	538,000	322,800	-	1,366,039	[4]	2,226,839	83,990	-	47,540
Brink	2011	517,000	308,339	-	927,912	[5]	1,753,251	91,243	181,826	45,502
	2010	497,000	297,405	28,025	617,004	[6]	1,439,434	90,388	-	44,817
F.J. van Hout	2012	445,000	267,000	-	1,131,676	[4]	1,843,676	69,110	-	37,313
	2011	428,000	255,259	-	832,201		1,515,460	75,134	9,735	35,190
	2010	412,000	246,541	23,209	471,700		1,153,450	65,300	-	34,549
F.J.M.	2012	433,000	259,800	-	1,144,137		1,836,937	67,190	-	28,889
Schneider-	2011	416,000	248,102	-	676,945		1,341,047	56,475	4,290	28,313
Maunoury	2010	400,000	239,360	-	326,947		966,307	55,011	-	34,788

1	Actual short-term incentives (“STI”) (cash) chargeable to us in the financial year (i.e. STI relating to performance in the current year but paid out in the next financial year).
2	The remuneration reported as part of the option awards is based on costs incurred under U.S. GAAP. The costs of the option awards are based on the actual vested number of option awards multiplied by the fair value of the option awards at grant date and are recorded in the consolidated statements of operations on a straight line basis over the vesting period. The use of performance stock options in the short term incentive plan was withdrawn as of 2010. The last performance option awards were granted in 2009 and became unconditional in 2010.
3	The remuneration reported as part of the long-term incentives (“LTI”) (share awards) is based on costs incurred under U.S. GAAP. The costs of share awards are charged to the consolidated statements of operations over the 3 year vesting period based on the maximum achievable number of share awards. Therefore the costs for e.g. the financial year 2012 include costs of the Board of Management’s performance share plan 2012, 2011 and 2010. Furthermore, the difference between the amount based on the maximum achievable number of share awards and the amount based on the actual number of share awards that vest, is released to the consolidated statements of operations in the financial year in which the share awards vest.
4	The remuneration reported as part of the LTI (share awards) for the year 2012 includes an adjustment for the Board of Management performance share plan 2009 based on the actual number of share awards vested in 2012. The adjustment for Mr. Meurice, Mr. Wennink, Mr. van den Brink and Mr. van Hout amounts to EUR -106,266, EUR -65,785, EUR -69,831 and EUR -57,838, respectively.
5	The remuneration reported as part of the LTI (share awards) for the year 2011 includes an adjustment for the Board of Management performance share plan 2008 based on the actual number of share awards vested in 2011. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to
EUR -148,040, EUR -91,645 and EUR -97,281, respectively.
6	The remuneration reported as part of the LTI (share awards) for the year 2010 includes an adjustment for the Board of Management performance share plan 2007 based on the actual number of share awards vested in 2010. The adjustment for Mr. Meurice, Mr. Wennink and Mr. van den Brink amounts to
EUR -296,287, EUR -183,612 and EUR -191,972, respectively.
7	This total reflects base salary, STI (cash), option awards and LTI (share awards).
8	The pension arrangement has been adjusted upwards to match common market practice as from 2010. Furthermore, since the pension arrangement for members of the Board of Management is a defined contribution plan, we do not have additional pension obligations beyond the annual premium contribution. As per 2010, the employee contribution to the pension plan is 4.0 percent of the pension base.
9	In 2011, compensation was paid to the Board of Management regarding the risk premium for spouse/orphan pensions, to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.
10	Other benefits and expense reimbursement are gross amounts and may include housing costs, company car costs, travel expenses, social security costs, health and disability insurance costs and representation allowances.

Short-term incentive

The annual performance-related cash incentive will have an on-target level of 75.0 percent of base salary for the Chief Executive Officer (“CEO”) and 60.0 percent for the other members of the Board of Management. The payouts are pro-rated, on a linear basis to the level of achievement of six performance criteria. Of the five quantitative performance criteria, three are based on the achievement of measurable financial targets, one on Technology Leadership Index (which also included qualitative elements) and one on achievements in the market position. Additionally, the qualitative target is based on the achievement of agreed key objectives.

In principle, the weighting of each of the five quantitative criteria is equal (weighted 80.0 percent in total). The sixth target is based on qualitative objectives (weighted 20.0 percent). The setting and measuring period of the financial and technology based targets is semiannual, and for the market related and qualitative targets it is annual. The overall payout is annual and the cash incentive is accrued during the performance period.

The Remuneration Committee evaluated the Board of Managements’ performance on above six criteria. Based on the 2012 evaluation, 6 out of 6 performance criteria were achieved on target or above target result, resulting in a cash payout of EUR 1.8 million representing 75.0 percent of Mr. Meurice’s base salary, 60.0 percent of Messrs. Wennink’s, Van den Brink’s, van Hout’s and Schneider-Maunoury’s base salary.

Performance Stock Options

In order to shift the focus from the short-term to the long-term, performance stock options are not a part of the 2010 Remuneration Policy. The value of this part of the remuneration has been moved into the long-term incentive plan which is paid in shares. 2009 was the last year in which performance stock options were granted to the members of the Board of Management, which means the actual number of performance stock options for 2009 achievement were awarded for the last time in 2010. Once the options are unconditionally awarded after fulfillment of the performance conditions, the options will be retained (lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. The fair value of the options granted is determined based on the Black-Scholes option valuation model. Details of vested options held by members of the Board of Management to purchase ordinary shares of ASML Holding N.V. are set out below:

	Jan. 1, 2012	Exercised during 2012	Share price on exercise date (EUR)	Vested during 2012	Expired during 2012	Dec. 31, 2012	Exercise price (EUR)	Expiration date

E. Meurice	23,270	23,270	35.12	-	-	-	11.53	1/19/2015
	88,371	88,371	36.70	-	-	-	17.90	1/18/2016
	95,146	95,146	43.89	-	-	-	20.39	1/17/2017
	42,448	42,448	36.67	-	-	-	17.20	2/4/2018
	84,895	84,895	34.93	-	-	-	12.39	2/2/2019

P.T.F.M. Wennink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	52,554	52,554	33.60	-	-	-	12.39	2/2/2019

M.A. van den Brink	31,500	-	-	-	31,500	-	58.00	1/20/2012
	27,894	27,894	34.38	-	-	-	17.20	2/4/2018
	55,788	55,788	33.60	-	-	-	12.39	2/2/2019

F.J. van Hout	46,201	46,201	33.60	-	-	-	12.39	2/2/2019

F.J.M. Schneider-	-	-	-	-	-	-	-	-
Maunoury

Long-term incentive

The members of the Board of Management are eligible to receive performance shares, which will be awarded annually under the condition of fulfillment of predetermined performance targets. These targets are measured over a period of three calendar years. The performance measures for obtaining performance targets will be ASML’s relative Return On Average Invested Capital (“ROAIC”) position compared with the peer group (weighted 80.0 percent) and a qualitative target related to ASML’s long-term ability to keep performing at high standards (weighted 20.0 percent).

The maximum number of performance shares to be conditionally awarded will equal 146.25 percent of base salary divided by the value of one performance share (i.e. reflecting maximum achievement). ASML defines stretching targets, whereas for on target achievement, the value of performance shares will be 80.0 percent of base salary.

For the determination of the number of performance shares that will be conditionally awarded, ASML applies a fixed number approach. Under this approach, the number of shares is fixed for two consecutive years. Every two years, the fixed number is calculated using the maximum achievable value of 146.25 percent of base salary divided by the value of the performance share at the moment of grant in the respective year. In 2012, the fixed number calculation has been conducted.

Once the shares are unconditionally awarded after fulfillment of the performance conditions, the shares will be retained (for a lock-up period) by the Board of Management member for at least two years after the date of unconditional award or until the termination of employment, whichever period is shorter. ASML accounts for this share award performance plan as a variable plan.

Details of performance shares granted to members of the Board of Management are as follows:

Board of management	Grant date	Status	Full control	Number of shares at grant date	Fair value at grant date EUR	Vesting date	Number of shares at vesting date		End of lock- up date

E. Meurice	4/18/2012	Conditional	No	73,570	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	88,732	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	88,732	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	57,002	13.05	2/2/2012	48,859	[1]	2/2/2014
	2/4/2008	Unconditional	No	57,002	18.18	2/4/2011	48,859	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	66,338	20.39	1/17/2010	51,807		1/17/2012

P.T.F.M. Wennink	4/18/2012	Conditional	No	45,689	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	54,974	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	54,974	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	35,287	13.05	2/2/2012	30,246	[1]	2/2/2014
	2/4/2008	Unconditional	No	35,287	18.18	2/4/2011	30,246	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	41,111	20.39	1/17/2010	32,106		1/17/2012

M.A. van den Brink	4/18/2012	Conditional	No	48,387	37.33	4/18/2015	-		4/18/2017
	4/13/2011	Conditional	No	58,256	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	58,256	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	37,458	13.05	2/2/2012	32,107	[1]	2/2/2014
	2/4/2008	Unconditional	No	37,458	18.18	2/4/2011	32,107	[1]	2/4/2013
	1/17/2007	Unconditional	Yes	42,980	20.39	1/17/2010	33,565		1/17/2012

F.J. van Hout	4/18/2012	Conditional	No	40,023	37.33	4/18/2015			4/18/2017
	4/13/2011	Conditional	No	48,293	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	48,293	22.93	2/1/2013	-		2/1/2015
	2/2/2009	Unconditional	No	31,021	13.05	2/2/2012	26,589	[1]	2/2/2014

F.J.M. Schneider-	4/18/2012	Conditional	No	38,944	37.33	4/18/2015			4/18/2017
Maunoury	4/13/2011	Conditional	No	46,886	28.29	4/13/2014	-		4/13/2016
	2/1/2010	Conditional	No	46,886	22.93	2/1/2013	-		2/1/2015

1	The number of shares included in the lock-up period is reduced as a result of the synthetic share buyback due to an exchange for each 100 ordinary shares for 77 ordinary shares. The number of shares vested in 2012 after the synthetic share buyback for Mr. Meurice, Mr. Wennink, Mr. van den Brink and for Mr. van Hout are 37,621 shares, 23,289 shares, 24,722 shares and 20,474 shares, respectively. The number of shares vested in 2011 after the synthetic share buyback for Mr. Meurice, Mr. Wennink and for Mr. van den Brink are 37,621 shares, 23,289 shares and 24,722 share, respectively.

Pension Benefits

Members of the Board of Management are offered a pension plan based on defined contribution. The total defined contribution is a percentage of the pensionable salary and is dependent on the participant’s age at the beginning of the year. In 2011, compensation was paid to the Board of Management regarding the spouse/orphan risk premium to align the Board of Management pension arrangement with senior management. This concerned a reimbursement for risk premiums that were erroneously paid by the participants in the past.

Benefits upon termination of employment

Term of appointment/employment

Members of the Board of Management appointed after the 2004 amendment of the Articles of Association, are appointed for a period of four years, after which reappointment is possible for consecutive four-year terms. Messrs. P. Wennink and M. van den Brink’s appointment to the Board of Management is for an indefinite period of time, as their initial appointment was before 2004. The existing employment contracts, including all rights and obligations under these contracts, will be honored.

Severance agreement

Employment agreements with the Board of Management members concluded prior to March 31, 2004 (i.e. Messrs. Wennink and Van den Brink) do not contain specific provisions regarding benefits upon termination of those agreements. Potential severance payments in such case will be according to applicable law (e.g. cantonal formula in the Netherlands).

Employment agreements for members of the Board of Management appointed after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) do contain specific provisions regarding benefits upon termination of those agreements.

If we give notice of termination of the employment agreement for reasons which are exclusively or mainly found in acts or omissions on the side of the Board of Management member, no severance amount will be granted. If this is not the case, a severance amount equal to one year base salary or a severance consistent with the Dutch Labor laws will be made available upon the effective date of termination.

This severance payment will also be made available in case the Board of Management member gives notice of termination of the employment agreement due to a significant difference of opinion between the respective executives and the Supervisory Board regarding his employment agreement, his function or our strategy.

Change of control

Board of Management members with an employment agreement dated after March 31, 2004 (i.e. Messrs. Meurice, Van Hout and Schneider-Maunoury) shall also be entitled to the aforementioned severance amount in the event ASML or its legal successor gives notice of termination due to a Change of Control (as defined in the employment agreement) or if the Board of Management member gives notice of termination, which is directly related to such Change of Control and such notice is given within twelve months from the date on which the Change of Control occurs.

In order to comply with the highest standards of corporate governance, the Supervisory Board decided to mitigate the potential benefit of a Change of Control under the long-term incentive arrangements. This arrangement entails that the share price will be fixed on the average of i) the average closing share price over a period of 15 trading days prior to first public announcement of Change of Control negotiations, and ii) the average closing share price over a period of 30 trading days prior to closing of the transaction.

Supervisory Board

The annual remuneration for Supervisory Board members covers the period from one Annual General Meeting of Shareholders (“AGM”) to the next one. The annual remuneration is paid in quarterly installments starting after the AGM. In 2011 the Supervisory Board proposed and the General Meeting of Shareholders approved an adjustment of the remuneration of the Supervisory Board, effective as per April 1, 2011. Furthermore the General Meeting of Shareholders approved a further increase of the annual (fixed) fee with a maximum amount of EUR 5,000 depending on circumstances, which the Supervisory Board implemented per April 1, 2012.

The following table sets forth an overview of the remuneration awarded to Supervisory Board Members in 2012 and 2011:

Year ended December 31, 2012	Total	Supervisory board	Audit committee	Remuneration committee		Selection and nomination committee	Technology and strategy committee	Other[1,2]

Arthur P.M. van der Poel	94,750	68,750	10,000	-		8,000	8,000	-
Jos W.B. Westerburgen	96,116	48,750	-	12,000		12,000	-	23,366	[3]
OB Bilous	104,750	78,750	-	-		8,000	8,000	10,000
Fritz W. Fröhlich	68,750	48,750	15,000	-		-	-	5,000
Hendrika (Ieke) C.J. van den Burg	56,750	48,750	-	8,000		-	-	-
William T. Siegle	90,750	78,750	-	-		-	12,000	-
Pauline F.M. van der Meer Mohr	56,750	48,750	-	8,000		-	-	-
Wolfgang H. Ziebart	72,750	48,750	10,000	6,000	[4]	-	8,000	-

Total	641,366	470,000	35,000	34,000		28,000	36,000	38,366

Year ended December 31, 2011	Total	Supervisory board	Audit committee	Remuneration committee		Selection and nomination committee	Technology and strategy committee	Other[1,2]

Arthur P.M. van der Poel	88,250	62,500	10,000	-		7,875	7,875	-
Jos W.B. Westerburgen	66,750	43,750	-	11,500		11,500	-	-
OB Bilous	99,500	73,750	-	-		7,875	7,875	10,000
Fritz W. Fröhlich	62,500	43,750	15,000	-		-	-	3,750
Hendrika (Ieke) C.J. van den Burg	51,625	43,750	-	7,875		-	-	-
William T. Siegle	85,250	73,750	-	-		-	11,500	-
Pauline F.M. van der Meer Mohr	51,625	43,750	-	7,875		-	-	-
Wolfgang H. Ziebart	61,625	43,750	10,000	-		-	7,875	-

Total	567,125	428,750	35,000	27,250		27,250	35,125	13,750

1	To compensate for certain obligations ASML has towards the U.S. government as a result of the acquisition of Silicon Valley Group in 2001, one U.S. member receives an additional EUR 10,000 to fulfill these obligations.
2	In addition to the annual fixed fee, the Vice-Chairman of the Supervisory Board receives EUR 5,000 per year to fulfill this role. As the adjustment of the Supervisory Board’s remuneration became effective as per April 1, 2011, the Vice-Chairman fee paid over the financial year 2011 amounted to EUR 3,750.
3	In 2012 Jos Westerburgen received a provisional payment related to the supervisory board remuneration for the period January to April 2013. As legislation regarding VAT registration for Supervisory Board members will change as from 2013 and Jos Westerburgen will resign in 2013 it was discussed and agreed with the Dutch tax authorities to pay the remuneration fee in advance.
4	During 2012 Wolfgang H. Ziebart was appointed as member of the Remuneration Committee and therefore received a partial fee.

In addition, a net cost allowance was paid to each Supervisory Board member in 2012, amounting to EUR 1,800 per year, and EUR 2,400 per year for the Chairman of the Supervisory Board.

Members of the Board of Management and/or Supervisory Board are free to acquire or dispose ASML shares or options for their own account, provided they comply with the applicable ASML Insider Trading Rules. Those securities are not part of members’ remuneration and are therefore not included. None of the members of the Supervisory Board currently owns shares or options on ASML shares.